Offerings - Offering: 1	Aug. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value, reserved for issuance under the LCNB Corp. 2025 Ownership Incentive Plan
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	15.07
Maximum Aggregate Offering Price	$ 9,042,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,384.33
Offering Note	1 LCNB Corp., an Ohio corporation (the "Registrant"), is filing this Registration Statement on Form S-8 (this "Registration Statement") to register the issuance of (i) an aggregate of 600,000 shares of common stock, no par value (the "Shares"), of the Registrant, which are issuable pursuant to the LCNB Corp. 2025 Ownership Incentive Plan (the "Plan"), and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split or other similar transaction. 2 Rounded up to the nearest cent. 3 Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, based upon the average of the high ($15.60) and low ($14.53) sales prices for the shares of Common Stock as quoted on Nasdaq Capital Market on August 12, 2025.